STATEMENTS OF CASH FLOW (Unaudited) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Changes in assets and liabilities
Net cash used in operating activities				$ (30,374)
Cash flows provided used by financing activities
Net cash provided used by financing activities				35,100
Winvest Group Ltd [Member]
Cash flows used in operating activities
Net loss	$ (246,119)	$ (45,753)
Amortization of intangible assets	42,090
Changes in assets and liabilities
Accounts receivable	(2,000)
Accounts payable	879
Accrued liabilities	12,535
Net cash used in operating activities	(192,615)	(45,753)
Cash flows provided by investing activities
Acquisition of a business, net of cash	29,800
Net cash provided by investing activities	29,800
Cash flows provided used by financing activities
Proceeds from related party loans	190,460	45,753
Net cash provided used by financing activities	190,460	45,753
Net increase (decrease) in cash	27,645
Cash, beginning of period
Cash, end of period	$ 27,645